Post-Employment Obligations And Compensatory Indemnity - Schedule of Assumptions (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	R$ 280
Increase of one year in the mortality table	(257)
Reduction of 1% in the discount rate	839
Increase of 1% in the discount rate	(731)
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	280
Increase of one year in the mortality table	(257)
Reduction of 1% in the discount rate	839
Increase of 1% in the discount rate	(731)
Health plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table
Increase of one year in the mortality table
Reduction of 1% in the discount rate
Increase of 1% in the discount rate
Dental plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table
Increase of one year in the mortality table
Reduction of 1% in the discount rate
Increase of 1% in the discount rate